PREPAYMENTS, OTHER RECEIVABLES AND OTHER ASSETS (Tables)	3 Months Ended
Mar. 31, 2024
Disclosure Of Prepayments Other Receivables And Other Assets [Abstract]
Summary of Prepayments, Other Receivables and Other Assets

	March 31, 2024	December 31, 2023
	US$’000 (Unaudited)	US$’000

Other collaboration receivables	68,917	54,078
Other receivables	1,077	837
Lease receivables	3,106	1,388
VAT recoverable	1,549	717
Prepayments	10,954	12,231
Total	85,603	69,251